JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 98.7%
Aerospace & Defense — 2.6%
General Dynamics Corp.	3,792	501,720
Northrop Grumman Corp.	5,206	1,575,075
United Technologies Corp.	4,778	450,709

		2,527,504

Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	2,266	211,690

Airlines — 0.1%
Delta Air Lines, Inc. (a)	3,287	93,778

Automobiles — 0.4%
Tesla, Inc. * (a)	773	405,052

Banks — 3.6%
Bank of America Corp.	11,134	236,375
Citigroup, Inc.	14,727	620,301
Huntington Bancshares, Inc.	64,014	525,555
KeyCorp	61,788	640,742
Regions Financial Corp.	9,658	86,632
SVB Financial Group *	3,723	562,471
Truist Financial Corp.	18,185	560,825
Wells Fargo & Co.	7,149	205,176

		3,438,077

Beverages — 3.7%
Coca-Cola Co. (The)	45,511	2,013,862
Constellation Brands, Inc., Class A	10,785	1,546,137

		3,559,999

Biotechnology — 2.8%
AbbVie, Inc.	20,268	1,544,219
Alexion Pharmaceuticals, Inc. *	2,592	232,736
Biogen, Inc. *	1,511	478,050
Regeneron Pharmaceuticals, Inc. *	332	162,112
Vertex Pharmaceuticals, Inc. *	1,166	277,450

		2,694,567

Building Products — 0.4%
Trane Technologies plc	4,146	342,418

Capital Markets — 2.2%
Ameriprise Financial, Inc.	3,360	344,333
BlackRock, Inc.	860	378,374
Charles Schwab Corp. (The)	7,912	266,001
Morgan Stanley	29,739	1,011,126
State Street Corp.	2,817	150,062

		2,149,896

Chemicals — 1.4%
Corteva, Inc.	4,940	116,090
DuPont de Nemours, Inc.	2,198	74,952
Eastman Chemical Co.	15,932	742,112
Linde plc (United Kingdom)	2,592	448,416

		1,381,570

Consumer Finance — 0.3%
American Express Co.	3,331	285,167

Containers & Packaging — 0.8%
Crown Holdings, Inc. *	13,019	755,623

Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	31,546	1,694,967

Electric Utilities — 3.8%
Entergy Corp.	686	64,463
NextEra Energy, Inc.	8,688	2,090,507
Xcel Energy, Inc.	25,048	1,510,394

		3,665,364

Electrical Equipment — 1.6%
Eaton Corp. plc	20,086	1,560,481

Entertainment — 1.5%
Netflix, Inc. *	3,920	1,471,960

Equity Real Estate Investment Trusts (REITs) — 2.4%
Equinix, Inc.	302	188,620
Prologis, Inc.	22,810	1,833,240
SBA Communications Corp.	487	131,475
Ventas, Inc.	7,811	209,335

		2,362,670

Food Products — 0.1%
Mondelez International, Inc., Class A	2,653	132,862

Health Care Equipment & Supplies — 3.9%
Baxter International, Inc.	10,898	884,809
Becton Dickinson and Co. (a)	1,673	384,405
Boston Scientific Corp. *	50,719	1,654,961
Intuitive Surgical, Inc. *	910	450,641
Zimmer Biomet Holdings, Inc.	3,854	389,562

		3,764,378

Health Care Providers & Services — 4.2%
Cigna Corp.	6,836	1,211,203
Quest Diagnostics, Inc.	5,678	455,943
UnitedHealth Group, Inc.	9,799	2,443,675

		4,110,821

Hotels, Restaurants & Leisure — 1.3%
Hilton Worldwide Holdings, Inc.	617	42,104
McDonald’s Corp.	5,487	907,276
Royal Caribbean Cruises Ltd. (a)	384	12,353
Yum! Brands, Inc.	3,744	256,576

		1,218,309

Household Durables — 0.0% (b)
Lennar Corp., Class A	1,111	42,440

Household Products — 0.9%
Procter & Gamble Co. (The)	8,142	895,620

Industrial Conglomerates — 0.7%
Honeywell International, Inc.	4,945	661,592

Insurance — 1.8%
American International Group, Inc.	7,995	193,879
Arthur J Gallagher & Co.	3,004	244,856
Progressive Corp. (The)	13,717	1,012,863
Travelers Cos., Inc. (The)	2,613	259,602

		1,711,200

Interactive Media & Services — 5.8%
Alphabet, Inc., Class A *	2,437	2,831,672
Alphabet, Inc., Class C *	1,534	1,783,751
Facebook, Inc., Class A *	5,849	975,613
Snap, Inc., Class A * (a)	464	5,517

		5,596,553

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Internet & Direct Marketing Retail — 5.5%
Amazon.com, Inc. *	2,599	5,067,322
Booking Holdings, Inc. *	165	221,978

		5,289,300

IT Services — 6.9%
Automatic Data Processing, Inc.	3,659	500,112
Booz Allen Hamilton Holding Corp.	3,551	243,740
FleetCor Technologies, Inc. *	3,152	587,974
Leidos Holdings, Inc.	11,601	1,063,232
Mastercard, Inc., Class A	10,573	2,554,014
PayPal Holdings, Inc. *	16,928	1,620,687
Square, Inc., Class A *	1,124	58,875

		6,628,634

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	3,597	1,020,109

Machinery — 1.1%
Deere & Co.	2,602	359,492
Ingersoll Rand, Inc. *	3,480	86,304
Stanley Black & Decker, Inc.	6,637	663,700

		1,109,496

Media — 2.9%
Altice USA, Inc., Class A *	10,547	235,093
Charter Communications, Inc., Class A *	3,885	1,695,064
Comcast Corp., Class A	20,612	708,641
Discovery, Inc., Class A *	4,421	85,944
Discovery, Inc., Class C *	4,398	77,141

		2,801,883

Multi-Utilities — 0.1%
Ameren Corp.	1,256	91,475

Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.	10,341	749,309
Diamondback Energy, Inc.	13,003	340,678
Pioneer Natural Resources Co.	8,466	593,890
Williams Cos., Inc. (The)	3,400	48,110

		1,731,987

Pharmaceuticals — 3.6%
Allergan plc	938	166,120
Bristol-Myers Squibb Co.	21,294	1,186,927
Eli Lilly & Co.	9,036	1,253,474
Johnson & Johnson	2,291	300,419
Merck & Co., Inc.	7,416	570,587

		3,477,527

Road & Rail — 2.0%
Lyft, Inc., Class A * (a)	5,621	150,924
Norfolk Southern Corp.	10,614	1,549,644
Union Pacific Corp.	1,575	222,138

		1,922,706

Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc. *	18,447	838,970
Analog Devices, Inc.	10,788	967,144
ASML Holding NV (Registered), NYRS (Netherlands)	4,850	1,268,954
NVIDIA Corp.	1,102	290,487
NXP Semiconductors NV (Netherlands)	5,175	429,163
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	35,340	1,688,899
Texas Instruments, Inc.	14,822	1,481,162

		6,964,779

Software — 9.6%
Intuit, Inc.	1,297	298,310
Microsoft Corp.	44,779	7,062,096
salesforce.com, Inc. *	12,290	1,769,514
Workday, Inc., Class A *	1,271	165,510

		9,295,430

Specialty Retail — 3.3%
Best Buy Co., Inc.	1,319	75,183
Home Depot, Inc. (The)	3,103	579,361
Lowe’s Cos., Inc.	5,198	447,288
O’Reilly Automotive, Inc. *	4,754	1,431,192
Ross Stores, Inc.	4,348	378,145
TJX Cos., Inc. (The)	6,847	327,355

		3,238,524

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	16,221	4,124,838

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	2,972	245,903

Tobacco — 0.4%
Altria Group, Inc.	8,789	339,871
Philip Morris International, Inc.	1,215	88,646

		428,517

Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. *	4,721	396,092

TOTAL COMMON STOCKS (Cost $79,680,562)		95,501,758

	No. of Rights
RIGHTS — 0.0%(b)
Pharmaceuticals — 0.0%(b)
Bristol-Myers Squibb Co., CVR, expiring 12/31/2020 * (Cost $4,677)	2,196	8,345

SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 1.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.28% (c) (d) (Cost $1,075,750)	1,075,750	1,075,750

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (c) (d) (Cost $838,635)	838,635	838,635

TOTAL SHORT-TERM INVESTMENTS (Cost $1,914,385)		1,914,385

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Total Investments — 100.7% (Cost $81,599,624)		97,424,488
Liabilities in Excess of Other Assets — (0.7)%		(717,325)

Net Assets — 100.0%		96,707,163

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt
CVR	Contingent Value Rights
NYRS	New York Registry Shares

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is $837,474.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	6	06/2020	USD	771,750	29,610

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$97,424,488	$—	$—	$97,424,488

Appreciation in Other Financial Instruments
Futures Contracts (a)	$29,610	$—	$—	$29,610

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2020
Security Description	Value at December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	$173,461	$2,112,793	$1,447,619	$—	$—	$838,635	838,635	$300	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.28% (a) (b)	1,567,844	6,531,511	7,023,605	—	—	1,075,750	1,075,750	4,551	—

Total	$1,741,305	$8,644,304	$8,471,224	$—	$—	$1,914,385		$4,851	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.